Note 16 - Stock-based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expense	$ 31	$ 97	$ 104	$ 348	$ 455	$ 1,278
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense	12	31	35	82	143	383
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expense	$ 20	$ 66	$ 69	$ 266	$ 312	$ 895